Earnings per Share	12 Months Ended
Dec. 31, 2024
Earnings per Share [Abstract]
Earnings per Share
11.	Earnings per Share

All common shares issued (including the restricted shares issued under the equity incentive plan, or else) are the Company’s common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreements. Unvested shares granted under the Company’s incentive plan, or else, are entitled to receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic and diluted earnings per share calculation purposes. For 2024, 2023 and 2022, the Company paid aggregate dividends to its Series B and Series C preferred stockholders amounting to $1,833, $1,889 and $941, respectively. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. The dilutive effect of share-based compensation arrangements and for unexercised warrants that are in-the money, is computed using the treasury stock method, which assumes that the “proceeds” upon exercise of these awards or warrants are used to purchase common shares at the average market price for the period, while the dilutive effect of convertible securities is computed using the “if converted” method. In particular, for the preferred convertible stock that requires the payment of cash by the holder upon conversion, the proceeds assumed to be received shall be assumed to be applied to purchase common stock under the treasury stock method and the convertible security shall be assumed to be converted under the “if-converted” method.

The computation of diluted earnings per share for 2023, reflects i) the potential dilution from conversion of outstanding preferred convertible Series B and C stock, calculated with the “if converted” method which resulted in 24,596,069 shares, and ii) the potential dilution from the exercise of warrants Series A (either exercised during the period end or outstanding) using the treasury stock method which resulted in 452,286 shares and the deduction of $561, related to the changes in fair value of Series A warrants’ liability, from net income attributable to common stockholders. For 2024 the computation of diluted earnings per share reflects: i) the potential dilution from conversion of outstanding preferred convertible Series C stock (as conversion from Series B preferred stock to Series C preferred stock was not applicable anymore) calculated with the “if converted” method and resulted in 26,278,338 shares, and ii) the potential dilution from the exercise of the July and August warrants and the Series A warrants (either exercised during the period end, or outstanding) using the treasury stock method which resulted in 558,109 shares, and the deduction of $6, related to the changes in fair value of Series A warrants’ liability, from net income attributable to common stockholders.

Securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share, because to do so would have anti-dilutive effect, for 2023,  are any incremental shares resulting from the non-vested restricted share awards, all outstanding warrants considered to be out of the money (Class A Warrants, July Warrants, August Warrants and Series B Warrants) and the non-exercised stock options calculated with the treasury stock method. For 2024, securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share, because to do so would have anti-dilutive effect, are all outstanding warrants considered to be out of the money (Class A Warrants and Series B Warrants) and the non-exercised stock options calculated with the treasury stock method.

For 2023, net income is significantly adjusted by a deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature of $9,809 (Note 9),  by a deemed dividend to the holders of the July and August 2022 Warrants of $789 as a result of triggering of a down-round feature (Note 9), and also by an amount of $1,889 representing dividends on Series B and Series C Preferred Stock (Note 9), to arrive at the net income attributable to common equity holders. For 2024, net income is adjusted by an amount of $1,833 representing dividends on Series B and Series C Preferred Stock (Note 9), to arrive at the net income attributable to common equity holders.

The following table sets forth the computation for basic and diluted earnings per share:

	2024		2023		2022
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income	$43,730	$43,730	$69,413	$69,413	$36,300	$36,300
less income allocated to participating securities	-	-	(2)	(2)	(6)	(2)
less deemed dividends on Series B preferred stock upon exchange of common stock	-	-	-	-	(9,271)	(9,271)
less deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party	-	-	-	-	(6,944)	-
less deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	-	-	(9,809)	-	(5,930)	(5,930)
less deemed dividend to the July and August warrants’ holders due to triggering of a down-round feature	-	-	(789)	(789)	(1,116)	(1,116)
less dividends on preferred stock	(1,833)	-	(1,889)	(40)	(1,030)	(493)
less changes in value of warrants’ liability	-	(6)	-	(561)	-	-
Net income attributable to common stockholders	$41,897	$43,724	$56,924	$68,021	$12,003	$19,488

Weighted average number of common shares, basic	12,365,418	12,365,418	10,491,316	10,491,316	1,850,072	1,850,072
Effect of dilutive shares	-	26,836,447	-	25,048,355	-	4,597,638
Weighted average number of common shares, diluted	12,365,418	39,201,865	10,491,316	35,539,671	1,850,072	6,447,710

Earnings per common share	$3.39	$1.11	$5.43	$1.91	$6.49	$3.02